Leases - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 31, 2023 USD ($)	Apr. 30, 2019 USD ($) ft²
Lessee, Lease, Description [Line Items]
Area of land | ft²				30,000
Letter of credit				$ 1.5
Termination fee amount			$ 2.0
Operating lease, payments	$ 0.5	$ 0.9
Minimum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, renewal term	3 years
Maximum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, renewal term	5 years
Tenant improvement allowance (up to)				$ 1.0